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Key West, FL 33040

866-862-1719 (P) & (F)

April 18, 2016

Securities and Exchange Commission	VIA EDGAR

450 Fifth Street, N.W.

Judiciary Plaza

Washington, D.C. 20548

Attn: Division of Investment Management

Re:	American Pension Investors Trust Trust, File Nos. 811-04262 and 002-96538

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497 promulgated under the Securities Act of 1993, as amended, we are, on behalf of American Pension Investors Trust (the “Trust”), filing this supplement to Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940.

On behalf of the Trust, we represent that this Supplement is being filed solely for the purpose of filing required XBRL searchable format information as required by applicable rule, the filing otherwise fulfills all requirements specified in Rule 497, and that no material event requiring disclosure in the prospectus has occurred since the effective date of the Trust’s most recent post-effective amendment to its registration statement which included a prospectus.

This Supplement contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Trust. Thank you for your consideration.

Sincerely,

DRAKE COMPLIANCE, LLC

/s/ David D. Jones
DAVID D. JONES